Leases (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 10, 2017	Dec. 31, 2019
Leases (Textual)
Bank guarantee amount		$ 24
Description of lease agreement	On July 10, 2017, effective August 1, 2017, the Company entered into a three-year lease agreement with a third party (the "Period" and the "Lease Agreement", respectively) for an area of approximately 205 square meters for the Company's offices in the district of Tel Aviv (the City of Givataaim), Israel. The yearly lease fee according was set at approximately $65, linked to the NIS. The Company has an option to extend the Period until July 31, 2022.